Reporting Segments	12 Months Ended
Dec. 31, 2025
Disclosure Of Entity's Operating Segments [Abstract]
Reporting Segments	REPORTING SEGMENTS
The Bank manages and measures the performance of its operations by business segments. The reporting is based on the Bank's internal information system for management of the segments established by the Bank.
Inter-segment transactions are conducted under normal commercial terms and conditions. Each segment's assets, liabilities, and results include items directly attributable to the segment on which they can be allocated reasonably. A business segment comprises clients to whom a differentiated product offer is directed while being homogeneous in terms of their performance and measured similarly.
To achieve the strategic objectives established by senior management and adapt to changing market conditions, the Bank periodically makes adjustments to its organization. These adjustments, in turn, have varying degrees of impact on how the Bank is managed or administered. Thus, this disclosure provides information on how the Bank is managed as of December 31, 2025.
The Bank has the reportable segments noted below:
Retail
It includes individuals and small to middle-sized companies (SMEs) with an annual income of less than UF400,000. This segment offers various services, including consumer loans, credit cards, commercial loans, foreign exchange, mortgage loans, debit cards, current accounts, savings products, and brokerage of mutual fund brokerage, securities and insurance. Additionally, SME clients are offered government-guaranteed loans, leasing and factoring.
Wealth Management & Insurance
This segment comprises the Insurance and Private Banking businesses, also coordinating the distribution of the different investment products and services to the rest of the Santander Group's Divisions in Chile. Santander Insurance's business offers both personal and business insurance products such as, health, life, travel, savings, personal protection, auto, unemployment, among others. Finally, to high-net-worth clients, Santander Private Banking offers everything from transactional products and services (credits, cards, foreign trade, purchase/sale of shares) to sophisticated products and services such as international investment accounts, structured funds, alternative investment funds, wealth management and open architecture.
Middle-market
This segment includes companies with annual sales exceeding 400,000 UF without a cap (for specialized industries in the Metropolitan Region, annual sales exceeding 100,000 UF without a cap). It also encompasses institutional organizations such as universities, government agencies, municipalities, regional governments, and real estate companies undertaking projects for third-party sales, as well as all construction companies with annual sales exceeding 100,000 UF without a cap. A wide range of products is offered to this segment, including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, savings products, mutual funds, and insurance brokerage. Additionally, specialized services are provided to real estate companies for financing primarily residential projects, aiming to increase the sale of mortgage loans.
Corporate and Investment Banking (CIB)
This segment offers a wide range of products, including commercial loans, leasing, factoring, foreign trade, credit cards, checking accounts, transactional services, treasury services, financial consulting, investment banking, savings products, mutual funds, and insurance brokerage. This segment services firms with annual sales exceeding EUR 500 million, EBITDA over EUR 150 million, and assets greather than EUR 1,000 million. For financial institutions, the requirement is assets greater than 10 trillion Chilean pesos.
This segment incorporates the Treasury Division, which provides sophisticated financial products primarily to companies in the Wholesale Banking and Corporate Banking areas. It includes products such as short-term financing and funding, brokerage services, derivatives, and other solutions tailored to client needs. The Treasury area also manages position intermediation and the proprietary investment portfolio.
NOTE 03 - REPORTING SEGMENTS, continued
Corporate Activities and Other
This segment includes Financial Management, which performs the global management of the structural exchange rate position, the structural interest rate risk, and liquidity levels. The latter is managed through the implementation of issuances and other institutional funding mechanisms. Likewise, it also manages capital levels, capital assignment to the different business segments, transfer prices and the cost of financing its own investment portfolio. This usually entails that this segment has a negative contribution to the results.
Furthermore, this segment incorporates all intra-segment results and all activities not allocated to a segment or product with customers.
The accounting policies of the segments are the same as those described in the breakdown of accounting standards and are customized to meet the Bank's management needs. The Bank's earnings stem mostly from income from interest, commissions, and financial transactions. Accordingly, the highest decision-making authority for each segment relies primarily on interest income, fee income and provision expenses to assess segment performance and thus make decisions on the resource allocation to the segments.
NOTE 03 - REPORTING SEGMENTS, continued
The tables below show the Bank’s balances by reporting segment for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31, 2025
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations (3)	Provision for loan losses	Support expenses (4)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail	31,225,378	13,094,059	1,642,104	503,186	64,292	(498,572)	(744,059)	(77,593)	889,358	(211,987)	677,371
Wealth Management & Insurance	924,692	3,177,991	59,789	30,019	4,236	(2,870)	(32,037)	(1,976)	57,161	(13,963)	43,198
Middle-market	6,178,983	4,262,866	334,660	52,921	22,154	(74,190)	(45,074)	(3,856)	286,615	(78,709)	207,906
CIB	2,139,201	7,313,098	211,915	47,404	143,503	4,269	(103,287)	(2,654)	301,150	(83,216)	217,934
Corporate activity and others	464,626	2,721,359	(261,785)	(37,699)	21,597	(3,950)	(14,956)	7,924	(288,869)	180,513	(108,356)
Total	40,932,880	30,569,373	1,986,683	595,831	255,782	(575,313)	(939,413)	(78,155)	1,245,415	(207,362)	1,038,053
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization and impairment of non-financial assets.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies.
NOTE 03 - REPORTING SEGMENTS, continued

	For the year ended December 31, 2024
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail	31,942,515	13,016,941	1,559,556	454,194	61,031	(446,842)	(715,845)	(68,395)	843,699	(219,396)	624,303
Wealth Management & insurance	818,155	2,773,286	57,773	23,183	2,661	(2,430)	(33,494)	471	48,164	(12,681)	35,483
Middle-market	6,044,799	4,299,293	314,230	43,954	20,533	(53,695)	(43,343)	(2,317)	279,362	(79,109)	200,253
CIB	2,301,491	8,357,393	235,140	54,901	176,705	(2,995)	(97,420)	(2,653)	363,678	(97,559)	266,119
Corporate Activity & others	216,884	2,912,321	(379,913)	(29,166)	(10,411)	1,372	(17,878)	(19,312)	(455,308)	189,000	(266,308)
Total	41,323,844	31,359,234	1,786,786	547,066	250,519	(504,590)	(907,980)	(92,206)	1,079,595	(219,745)	859,850
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization and impairment of non-financial assets.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies.
NOTE 03 - REPORTING SEGMENTS, continued

	For the year ended December 31, 2023
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Other operating income and expenses (5)	Net income before taxes	Income taxes	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail	31,072,731	13,487,482	1,476,793	384,415	53,012	(295,144)	(701,820)	29,561	946,817	(250,222)	696,595
Wealth Management & insurance	729,012	2,095,310	53,882	20,462	2,992	(77)	(30,724)	2,398	48,933	(12,719)	36,214
Middle-market	6,026,504	3,808,484	310,374	37,394	20,926	(37,515)	(41,176)	105	290,108	(85,261)	204,847
CIB	3,089,036	8,275,044	246,636	49,793	183,871	10,418	(90,944)	2,519	402,293	(105,017)	297,276
Corporate Activity & others	(105,397)	2,009,448	(994,636)	10,576	41,654	(467)	(13,396)	(40,497)	(996,766)	355,671	(641,095)
Total	40,811,886	29,675,768	1,093,049	502,640	302,455	(322,785)	(878,060)	(5,914)	691,385	(97,548)	593,837
(1)Loans receivable from clients at amortized cost plus the balance owed by banks, without deducting their respective provisions
(2)Includes deposits, demand liabilities, and other time deposits.
(3)Includes the sum of net income (loss) from financial operations and net foreign exchange gain (loss).
(4)Includes the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization and impairment of non-financial assets.
(5)Corresponds to the sum of other operating income and expenses, the result of non-current assets and groups that can be disposed of for sale not eligible as discontinued operations and profit or loss on investments in companies